Summary of Significant Accounting Policies - Schedule the Ordinary Shares reflected in the balance sheets (Detail) - Empower Ltd [Member] - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Temporary Equity [Line Items]
Gross proceeds	$ 250,000,000	$ 250,000,000
Proceeds allocated to Public Warrants	(8,500,000)	(8,500,000)
Class A ordinary share issuance costs	(13,732,278)	(13,732,278)
Accretion of carrying value to redemption value	22,285,184	22,344,543
Class A ordinary share subject to possible redemption	$ 250,052,906	$ 250,112,265